Note 4 - Discontinued Operations (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Jun. 01, 2015 USD ($) shares	Sep. 30, 2013 USD ($)	Jul. 31, 2014 USD ($)	Apr. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) shares
Note 4 - Discontinued Operations (Details) [Line Items]
Number of Businesses Discontinued					4
Stockholders' Equity Note, Spinoff Transaction	$ (138,396)				$ (138,396)
Proceeds from Divestiture of Businesses		$ 49,460
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		(7,158)
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation		3,100
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		(4,058)
Disposal Group, Including Discontinued Operation, Cash		$ 5,177
Conversion from Old FSV Shares to FirstService Shares [Member]
Note 4 - Discontinued Operations (Details) [Line Items]
Spin-off Arrangement, Stock Conversion Ratio (in Shares) | shares	1				1
REO Rental Segment [Member]
Note 4 - Discontinued Operations (Details) [Line Items]
Proceeds from Divestiture of Businesses				$ 1,500
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				(1,601)
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation				(773)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax				$ (828)
U.S. Based Commercial Real Estate Consulting [Member]
Note 4 - Discontinued Operations (Details) [Line Items]
Proceeds from Divestiture of Businesses			$ 12,100
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax			6,607
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation			3,023
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			$ 3,584